Document and Entity Information	Aug. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2023
Entity Registrant Name	BC Partners Lending Corporation
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01269
Entity Tax Identification Number	82-4654271
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001726548
Amendment Flag	false